Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Disclosure relating to uncertain tax position
Accrued interest	$ 0	$ 0
Accrued penalties	0	0
Interest recognized	0	0
Penalty recognized	0	0
Uncertain tax position	0	0
Research and development | Federal
Tax credit carryforwards
Tax credit carryforwards	3.8	3.8
Research and development | State
Tax credit carryforwards
Tax credit carryforwards	$ 2.4	$ 2.4